SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedules of Revenue and Long-Lived Assets by Geographic Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees	$ 772,814	$ 685,414	$ 445,866
Total long-lived assets, net	97,286	92,740
Total assets	1,208,376	1,045,079
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees	772,814	685,129	409,858
Total long-lived assets, net	10,941	9,470
Total assets	966,201	653,908
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees	0	0	3,771
Total long-lived assets, net	86,345	83,270
Total assets	242,019	391,024
Cayman
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue from fees	0	285	$ 32,237
Rest of the world
Revenues from External Customers and Long-Lived Assets [Line Items]
Total assets	$ 156	$ 147